Other Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets abstract [Abstract]
Other assets, Insurances	R$ 97,683	R$ 82,197
Other assets, Maintenance	737,297	192,214
Other assets, others	426,773	114,888
Other assets	1,261,753	389,299
Other current assets	850,052	245,518
Other non-current assets	R$ 411,701	R$ 143,781